Earnings/(loss) per share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings/(loss) per share
9.	Earnings/(loss) per share
All of the Company’s shares (including
non-vested
restricted stock issued under the Company’s equity compensation plans) participate equally in dividend distributions and in undistributed earnings. The Company applies the two-class
method of computing earnings/(loss) per share (“EPS”) as the unvested share-based payment awards that contain rights to receive non forfeitable dividends are participating securities. Dividends declared during the period for non-vested
restricted stock as well as undistributed earnings allocated to non-vested
stock are deducted from net income for the purpose of the computation of basic earnings per share in accordance with the two-class
method.
Non-vested
restricted stock does not have a contractual obligation to share in the losses and therefore, has been excluded from the basic loss per share calculation for the year ended December 31, 2024 due to the losses in 2024. The denominator of the basic earnings/(loss) per common share excludes any non-vested
shares as such, they are not considered outstanding until the time-based vesting restriction has elapsed. The denominator of the basic earnings/(loss) per common share includes the total shares issuable upon the cashless exercise of the Class B1, Class C1 and Class E warrants, as the exercise of the warrants is considered virtually certain taking into account that the holder of such warrants may elect to exercise them for no consideration. Dilution is computed by either the treasury stock method or the two–class method, whichever results in the more dilutive effect. The Company calculates basic and diluted earnings per share as follows:

	Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2025
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Numerator
Net income/(loss)	9,291,912	9,291,912	(2,748,367)	(2,748,367)	10,473,210	10,473,210
Less: Cumulative dividends on Series A Perpetual Convertible Preferred Shares	(404,167)	—	(762,500)	(762,500)	(760,417)	—
Less: Down round deemed dividend on Series A Perpetual Convertible Preferred Shares (Note 8)	(171,968)	—	(4,578,000)	(4,578,000)	(5,484,000)	—
Less: Undistributed earnings allocated to non-vested shares	(184,659)	(75,578)	—	—	(45,539)	(45,539)
Change in fair value of warrants	—	—	—	—	—	(9,035,642)

Net income/(loss) attributable to common shareholders	8,531,118	9,216,334	(8,088,867)	(8,088,867)	4,183,254	1,392,029
Denominator
Weighted average number of shares outstanding, basic	181	181	23,007	23,007	89,967	89,967

Series A Perpetual Convertible Preferred Shares (Note 8)	—	306	—	—	—	246,701

Warrants (Note 8)	—	—	—	—	—	13,387

Effect of dilutive shares	—	306	—	—	—	260,088

Weighted average number of shares outstanding, diluted	—	487	—	23,007	—	350,055

Earnings/(loss) per share	47,133.25	18,911.99	(351.58)	(351.58)	46.50	3.98

For 2025, the most dilutive method was the treasury stock method and the diluted earnings per share reflects the potential dilution from the conversion of the outstanding Series A Preferred Shares calculated with the “if converted” method which resulted in 246,701 incremental shares and Class B2 and C2 warrants that were in the money as of the reporting date, calculated using the treasury stock method, resulted in 13,387 incremental shares. Securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares resulting from the non-vested
restricted share awards and options to purchase common shares and any incremental shares resulting for the exercise of the unexercised Class A and Class D warrants that were out of the money as of the reporting date, calculated using the treasury stock method. The aggregate number of unvested restricted shares was 566 (Note 14), the aggregate number of options to purchase common shares was 500 (Note 14) and the number of common shares that could potentially be issued under the outstanding Class A and Class D warrants were 158 and 1,308,140, respectively (Note 8).
For 2024, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares resulting from the non-vested
restricted shares and options to purchase common shares, any incremental shares resulting from the exercise of the unexercised Class A, B2 and C2 warrants that were out of the money as of the reporting date, calculated using the treasury stock method, as well as the 526,316 common shares issuable upon the conversion of the outstanding Series A Preferred Shares calculated with the “if converted” method. As of December 31, 2024, the number of common shares that can potentially be issued under the outstanding warrants are 677,454 common shares, the aggregate number of unvested restricted shares were 1,146 (Note 14) and the aggregate number of options to purchase common shares w as
 500 (Note 14).
For 2023, the most dilutive method was the
two-class
method and the diluted earnings per share reflects the potential dilution from the conversion of the outstanding Series A Preferred Shares calculated with the “if converted” method which resulted in 306 incremental shares. Securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares resulting from the non-vested
restricted share awards and any incremental shares resulting for the exercise of the unexercised Class A Warrants that were out of the money as of the reporting date. The aggregate number of unvested restricted shares were 26 (Note 14) and the number of common shares that could potentially be issued under the outstanding Class A warrants were 158 (Note 8).